Schedule of Investments (unaudited)
January 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	2,120	$ 548,910
L3Harris Technologies, Inc.	22,235	4,634,219
Textron, Inc.	12,493	1,058,282
		6,241,411
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	14,425	1,212,998
Expeditors International of Washington, Inc.(a)	10,529	1,330,129
		2,543,127
Automobile Components — 0.2%
BorgWarner, Inc.	29,052	984,863
Automobiles — 2.4%
Ford Motor Co.	487,661	5,715,387
General Motors Co.	169,843	6,589,908
Rivian Automotive, Inc., Class A(a)(b)	83,511	1,278,554
		13,583,849
Banks — 3.4%
Citizens Financial Group, Inc.	55,554	1,816,616
Fifth Third Bancorp	78,815	2,698,625
Huntington Bancshares, Inc.	172,211	2,192,246
KeyCorp	116,143	1,687,558
M&T Bank Corp.	20,580	2,842,098
Regions Financial Corp.	115,509	2,156,553
Truist Financial Corp.	165,403	6,129,835
		19,523,531
Beverages — 0.6%
Constellation Brands, Inc., Class A	7,765	1,903,046
Molson Coors Beverage Co., Class B	22,134	1,367,660
		3,270,706
Biotechnology — 1.7%
Biogen, Inc.(b)	17,979	4,434,700
Moderna, Inc.(b)	39,857	4,027,550
United Therapeutics Corp.(b)	5,853	1,257,107
		9,719,357
Broadline Retail — 0.5%
Coupang, Inc., Class A(a)(b)	55,455	776,370
eBay, Inc.	39,304	1,614,215
Etsy, Inc.(a)(b)	5,652	376,197
		2,766,782
Building Products — 2.2%
A O Smith Corp.	5,900	457,899
Allegion PLC	5,347	662,440
Builders FirstSource, Inc.(b)	15,228	2,645,560
Carrier Global Corp.	54,185	2,964,461
Johnson Controls International PLC	42,505	2,239,588
Masco Corp.	27,774	1,868,913
Owens Corning	11,016	1,669,255
		12,508,116
Capital Markets — 3.6%
Ameriprise Financial, Inc.	5,360	2,073,409
Bank of New York Mellon Corp. (The)	95,348	5,288,000
Carlyle Group, Inc. (The)	25,551	1,022,551
Franklin Resources, Inc.	36,496	971,889
Nasdaq, Inc.	34,110	1,970,535
Northern Trust Corp.	25,663	2,043,801
Raymond James Financial, Inc.	12,735	1,403,142
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	38,274	$ 2,827,300
T Rowe Price Group, Inc.	27,549	2,987,689
		20,588,316
Chemicals — 4.3%
Albemarle Corp.	14,542	1,668,549
Celanese Corp., Class A	12,834	1,877,486
CF Industries Holdings, Inc.	22,052	1,665,146
Corteva, Inc.	53,868	2,449,917
Dow, Inc.	87,004	4,663,414
DuPont de Nemours, Inc.	25,340	1,566,012
Eastman Chemical Co.	14,683	1,226,765
International Flavors & Fragrances, Inc.	31,692	2,556,911
LyondellBasell Industries NV, Class A	32,105	3,021,723
Mosaic Co. (The)	40,506	1,243,939
PPG Industries, Inc.	13,482	1,901,501
RPM International, Inc.	5,720	610,095
Westlake Corp.	2,268	313,778
		24,765,236
Commercial Services & Supplies — 0.2%
Clean Harbors, Inc.(b)	2,246	377,238
Veralto Corp.	10,413	798,573
		1,175,811
Communications Equipment — 0.4%
F5, Inc.(b)	4,064	746,557
Juniper Networks, Inc.	39,508	1,460,216
		2,206,773
Construction & Engineering — 0.4%
AECOM	10,625	937,019
EMCOR Group, Inc.	2,366	539,708
Quanta Services, Inc.	4,821	935,515
		2,412,242
Consumer Finance — 1.7%
Capital One Financial Corp.	45,625	6,173,975
Discover Financial Services	14,945	1,576,996
Synchrony Financial	48,949	1,902,648
		9,653,619
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	52,096	1,105,477
BJ’s Wholesale Club Holdings, Inc.(b)	8,865	570,374
Casey’s General Stores, Inc.	1,404	380,989
Dollar General Corp.	27,221	3,595,078
Dollar Tree, Inc.(b)	15,837	2,068,629
Kroger Co. (The)	82,896	3,824,822
U.S. Foods Holding Corp.(a)(b)	12,128	558,009
Walgreens Boots Alliance, Inc.	88,804	2,004,306
		14,107,684
Containers & Packaging — 1.6%
Amcor PLC	179,093	1,688,847
Avery Dennison Corp.	5,727	1,142,250
Ball Corp.	24,723	1,370,891
Crown Holdings, Inc.	9,274	820,749
International Paper Co.	40,754	1,460,216
Packaging Corp. of America	10,616	1,760,982
Westrock Co.	30,535	1,229,339
		9,473,274
Distributors — 0.6%
Genuine Parts Co.	10,538	1,477,744

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors (continued)
LKQ Corp.	23,621	$ 1,102,392
Pool Corp.	2,300	853,875
		3,434,011
Diversified Consumer Services — 0.1%
Service Corp. International	12,503	839,201
Diversified REITs — 0.3%
WP Carey, Inc.	26,956	1,670,194
Electric Utilities — 6.2%
Alliant Energy Corp.	31,647	1,539,943
American Electric Power Co., Inc.	65,286	5,101,448
Avangrid, Inc.	8,867	269,379
Edison International	47,619	3,213,330
Entergy Corp.	26,175	2,611,218
Evergy, Inc.	27,379	1,390,032
Eversource Energy	43,366	2,351,305
Exelon Corp.	123,600	4,302,516
FirstEnergy Corp.	63,900	2,343,852
NRG Energy, Inc.	17,065	905,128
PG&E Corp.	263,601	4,446,949
Pinnacle West Capital Corp.	14,093	971,008
PPL Corp.	91,510	2,397,562
Xcel Energy, Inc.	68,505	4,101,394
		35,945,064
Electrical Equipment — 0.1%
Regal Rexnord Corp.	4,938	659,026
Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	95,960	3,117,740
Flex Ltd.(b)	30,015	712,556
Jabil, Inc.	5,215	653,387
Keysight Technologies, Inc.(b)	11,480	1,759,425
TD SYNNEX Corp.	6,487	648,570
TE Connectivity Ltd.	19,645	2,793,323
Teledyne Technologies, Inc.(b)	2,327	973,780
Trimble, Inc.(b)	13,921	708,022
Zebra Technologies Corp., Class A(b)	3,387	811,356
		12,178,159
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	50,187	1,430,330
Entertainment — 0.3%
Electronic Arts, Inc.	12,081	1,662,104
Financial Services — 1.9%
Apollo Global Management, Inc.	21,088	2,117,235
Equitable Holdings, Inc.	40,038	1,308,842
Fidelity National Information Services, Inc.	73,479	4,574,803
FleetCor Technologies, Inc.(b)	3,261	945,462
Global Payments, Inc.	14,140	1,883,872
		10,830,214
Food Products — 4.1%
Archer-Daniels-Midland Co.	65,952	3,665,612
Bunge Global SA	17,982	1,584,034
Campbell Soup Co.	24,756	1,104,860
Conagra Brands, Inc.	56,488	1,646,625
General Mills, Inc.	72,090	4,679,362
Hormel Foods Corp.	25,270	767,450
J M Smucker Co. (The)	13,161	1,731,330
Kellanova	32,700	1,790,652
Kraft Heinz Co. (The)	99,279	3,686,229
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., NVS	14,156	$ 964,873
Tyson Foods, Inc., Class A	33,360	1,826,794
		23,447,821
Gas Utilities — 0.3%
Atmos Energy Corp.	12,954	1,475,979
Ground Transportation — 0.4%
Knight-Swift Transportation Holdings, Inc.	18,795	1,078,457
U-Haul Holding Co.(b)	542	35,913
U-Haul Holding Co., NVS(a)	7,302	466,379
XPO, Inc.(b)	7,040	601,497
		2,182,246
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.(b)	4,085	1,092,002
Baxter International, Inc.	62,918	2,434,298
Cooper Cos., Inc. (The)	2,611	973,981
GE HealthCare Technologies, Inc.	25,484	1,869,506
Hologic, Inc.(b)	29,754	2,214,888
Teleflex, Inc.	3,411	828,293
Zimmer Biomet Holdings, Inc.	24,827	3,118,271
		12,531,239
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	17,866	1,950,789
Cencora, Inc.	19,486	4,534,002
Centene Corp.(b)	66,117	4,979,271
Chemed Corp.	588	348,561
Henry Schein, Inc.(b)	15,040	1,125,594
Laboratory Corp. of America Holdings	10,529	2,340,597
Molina Healthcare, Inc.(b)	2,388	851,179
Quest Diagnostics, Inc.	13,929	1,788,901
Universal Health Services, Inc., Class B	7,309	1,160,742
		19,079,636
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	46,623	862,526
Ventas, Inc.	27,736	1,286,673
Welltower, Inc.	26,426	2,286,113
		4,435,312
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment, Inc.(b)	13,203	579,216
Carnival Corp.(b)	117,874	1,954,351
Darden Restaurants, Inc.	7,973	1,296,250
Expedia Group, Inc.(b)	7,435	1,102,833
Royal Caribbean Cruises Ltd.(b)	13,060	1,665,150
Vail Resorts, Inc.	1,978	439,116
		7,036,916
Household Durables — 3.0%
DR Horton, Inc.	38,177	5,455,875
Garmin Ltd.	10,551	1,260,739
Lennar Corp., Class A	31,025	4,649,096
Lennar Corp., Class B	1,508	209,235
NVR, Inc.(b)	381	2,695,686
PulteGroup, Inc.	26,683	2,789,974
		17,060,605
Household Products — 0.9%
Church & Dwight Co., Inc.	9,230	921,616
Clorox Co. (The)	8,725	1,267,306
Kimberly-Clark Corp.	25,420	3,075,057
		5,263,979

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	82,963	$ 1,383,823
Vistra Corp.	19,784	811,737
		2,195,560
Insurance — 6.9%
Allstate Corp. (The)	32,453	5,038,328
American Financial Group, Inc.	5,699	686,160
American International Group, Inc.	84,091	5,845,165
Arch Capital Group Ltd.(b)	16,687	1,375,509
Cincinnati Financial Corp.	9,156	1,014,485
Everest Group Ltd.	2,774	1,067,907
Fidelity National Financial, Inc., Class A	32,113	1,606,613
Globe Life, Inc.	11,880	1,459,102
Hartford Financial Services Group, Inc. (The)	34,859	3,031,339
Loews Corp.	23,094	1,682,629
Markel Group, Inc.(b)	496	742,725
Principal Financial Group, Inc.	29,510	2,334,241
Prudential Financial, Inc.	44,951	4,716,708
Reinsurance Group of America, Inc.	7,940	1,380,687
RenaissanceRe Holdings Ltd.	2,591	592,898
Travelers Cos., Inc. (The)	17,735	3,748,470
Unum Group	24,604	1,189,357
W. R. Berkley Corp.	9,283	760,092
Willis Towers Watson PLC	6,513	1,604,152
		39,876,567
Interactive Media & Services — 0.1%
Snap, Inc., Class A, NVS(a)(b)	50,641	804,686
IT Services — 1.0%
Akamai Technologies, Inc.(b)	9,407	1,159,224
Cognizant Technology Solutions Corp., Class A	62,247	4,800,489
		5,959,713
Life Sciences Tools & Services — 1.5%
Avantor, Inc.(b)	80,745	1,856,328
Bio-Rad Laboratories, Inc., Class A(b)	1,518	487,111
Charles River Laboratories International, Inc.(b)	3,348	724,105
Illumina, Inc.(b)	11,639	1,664,493
IQVIA Holdings, Inc.(b)	7,766	1,617,114
Revvity, Inc.	15,281	1,637,818
Waters Corp.(b)	2,699	857,499
		8,844,468
Machinery — 3.4%
AGCO Corp.	7,762	949,526
CNH Industrial NV	117,827	1,413,924
Cummins, Inc.	9,429	2,256,360
Dover Corp.	7,629	1,142,672
Fortive Corp.	17,558	1,372,684
Otis Worldwide Corp.	18,012	1,592,981
PACCAR, Inc.	63,833	6,408,195
Pentair PLC	8,759	640,896
Snap-on, Inc.	3,811	1,104,923
Stanley Black & Decker, Inc.	18,931	1,766,262
Westinghouse Air Brake Technologies Corp.	7,061	929,016
		19,577,439
Media — 1.4%
Fox Corp., Class A, NVS	30,526	985,990
Fox Corp., Class B	16,788	503,808
Interpublic Group of Cos., Inc. (The)	47,364	1,562,538
Liberty Broadband Corp., Class A(b)	1,242	96,652
Liberty Broadband Corp., Class C, NVS(b)	8,379	657,333
News Corp., Class A, NVS	46,863	1,154,704
News Corp., Class B	12,977	331,822
Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	23,724	$ 2,144,175
Sirius XM Holdings, Inc.(a)	78,383	398,970
		7,835,992
Metals & Mining — 2.8%
Cleveland-Cliffs, Inc.(b)	62,659	1,256,313
Newmont Corp.	138,496	4,779,497
Nucor Corp.	30,428	5,687,906
Reliance Steel & Aluminum Co.	7,128	2,034,474
Steel Dynamics, Inc.	19,410	2,342,593
		16,100,783
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	62,938	1,207,780
Multi-Utilities — 3.9%
Ameren Corp.	20,494	1,425,768
CenterPoint Energy, Inc.	49,103	1,371,938
CMS Energy Corp.	25,663	1,466,897
Consolidated Edison, Inc.	42,856	3,895,610
Dominion Energy, Inc.	103,885	4,749,622
DTE Energy Co.	25,580	2,696,644
NiSource, Inc.	51,717	1,343,090
Public Service Enterprise Group, Inc.	37,785	2,191,152
WEC Energy Group, Inc.	39,121	3,159,412
		22,300,133
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.	12,781	1,545,223
Boston Properties, Inc.	19,411	1,290,831
		2,836,054
Oil, Gas & Consumable Fuels — 5.2%
Antero Resources Corp.(b)	35,329	789,250
APA Corp.	37,992	1,190,289
Cheniere Energy, Inc.	11,535	1,891,625
Chesapeake Energy Corp.	13,087	1,009,139
Coterra Energy, Inc.	42,042	1,046,005
Devon Energy Corp.	54,165	2,276,013
Diamondback Energy, Inc.	12,792	1,966,642
EQT Corp.	15,137	535,850
HF Sinclair Corp.	18,702	1,056,476
Kinder Morgan, Inc.	243,936	4,127,397
Marathon Oil Corp.	72,665	1,660,395
ONEOK, Inc.	72,237	4,930,175
Ovintiv, Inc.	31,449	1,334,067
Targa Resources Corp.	12,290	1,044,158
Williams Cos., Inc. (The)	150,781	5,226,070
		30,083,551
Passenger Airlines — 0.6%
Delta Air Lines, Inc.	35,574	1,392,366
Southwest Airlines Co.	43,554	1,301,829
United Airlines Holdings, Inc.(b)	25,308	1,047,245
		3,741,440
Personal Care Products — 0.1%
Coty, Inc., Class A(a)(b)	25,659	309,961
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(b)	7,818	959,425
Royalty Pharma PLC, Class A	47,802	1,357,099
Viatris, Inc.	143,246	1,686,005
		4,002,529
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp., Class A	4,766	670,910

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Jacobs Solutions, Inc.	5,910	$ 796,491
KBR, Inc.	5,768	300,570
Leidos Holdings, Inc.	16,064	1,774,590
Robert Half, Inc.	9,231	734,234
SS&C Technologies Holdings, Inc.	26,937	1,643,696
TransUnion	8,726	603,752
		6,524,243
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(b)	20,300	1,752,093
Zillow Group, Inc., Class A(b)	3,402	187,416
Zillow Group, Inc., Class C, NVS(b)	10,562	600,344
		2,539,853
Residential REITs — 1.8%
American Homes 4 Rent, Class A	16,743	586,842
AvalonBay Communities, Inc.	10,066	1,801,915
Camden Property Trust	7,258	681,091
Equity LifeStyle Properties, Inc.	7,830	530,013
Equity Residential	30,191	1,817,196
Essex Property Trust, Inc.	4,177	974,369
Invitation Homes, Inc.	29,875	983,784
Mid-America Apartment Communities, Inc.	8,917	1,126,930
Sun Communities, Inc.	6,991	876,322
UDR, Inc.	20,025	721,300
		10,099,762
Retail REITs — 2.0%
Kimco Realty Corp.	83,236	1,681,367
Realty Income Corp.	58,828	3,199,655
Regency Centers Corp.	12,138	760,688
Simon Property Group, Inc.	40,460	5,608,161
		11,249,871
Semiconductors & Semiconductor Equipment — 2.4%
Microchip Technology, Inc.	34,615	2,948,506
NXP Semiconductors NV	19,290	4,061,895
ON Semiconductor Corp.(b)	33,982	2,417,140
Qorvo, Inc.(b)	12,060	1,202,864
Skyworks Solutions, Inc.	19,837	2,072,173
Teradyne, Inc.	9,419	909,781
		13,612,359
Software — 0.3%
Gen Digital, Inc.	73,196	1,718,642
Specialized REITs — 2.8%
Crown Castle, Inc.	35,173	3,807,477
CubeSmart	15,683	677,819
Digital Realty Trust, Inc.	13,534	1,900,986
Extra Space Storage, Inc.	15,203	2,195,921
Gaming & Leisure Properties, Inc.	30,592	1,396,525
Iron Mountain, Inc.	20,136	1,359,583
VICI Properties, Inc.	60,471	1,821,387
Weyerhaeuser Co.	85,030	2,786,433
		15,946,131
Security	Shares	Value
Specialty Retail — 1.1%
Best Buy Co., Inc.	23,040	$ 1,670,170
CarMax, Inc.(a)(b)	9,691	689,805
Penske Automotive Group, Inc.(a)	2,494	370,035
Tractor Supply Co.	6,094	1,368,712
Ulta Beauty, Inc.(b)	2,718	1,364,572
Williams-Sonoma, Inc.	4,557	881,278
		6,344,572
Technology Hardware, Storage & Peripherals — 2.4%
Dell Technologies, Inc., Class C	28,745	2,382,385
Hewlett Packard Enterprise Co.	159,085	2,432,410
HP, Inc.	107,446	3,084,775
NetApp, Inc.	17,013	1,483,534
Seagate Technology Holdings PLC	25,793	2,209,944
Western Digital Corp.(b)	37,373	2,139,604
		13,732,652
Trading Companies & Distributors — 1.3%
Ferguson PLC	25,171	4,728,624
United Rentals, Inc.	3,584	2,241,434
Watsco, Inc.	1,808	706,892
		7,676,950
Water Utilities — 0.3%
American Water Works Co., Inc.	10,674	1,323,789
Essential Utilities, Inc.	17,744	636,300
		1,960,089
Total Long-Term Investments — 99.7% (Cost: $516,463,624)		573,768,513
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)(e)	6,466,033	6,469,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	752,372	752,372
Total Short-Term Securities — 1.3% (Cost: $7,219,567)		7,222,285
Total Investments — 101.0% (Cost: $523,683,191)		580,990,798
Liabilities in Excess of Other Assets — (1.0)%		(5,751,524)
Net Assets — 100.0%		$ 575,239,274
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Mid-Cap Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 11,874,694	$ —	$ (5,406,751)(a)	$ 4,796	$ (2,826)	$ 6,469,913	6,466,033	$ 93,673(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	872,368	—	(119,996)(a)	—	—	752,372	752,372	48,040	—
				$ 4,796	$ (2,826)	$ 7,222,285		$ 141,713	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	8	03/15/24	$ 497	$ (11,570)
S&P Mid 400 E-Mini Index	3	03/15/24	823	(19,004)
				$ (30,574)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Mid-Cap Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 573,768,513	$ —	$ —	$ 573,768,513
Short-Term Securities
Money Market Funds	7,222,285	—	—	7,222,285
	$ 580,990,798	$ —	$ —	$ 580,990,798
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (30,574)	$ —	$ —	$ (30,574)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust